NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Basic Net Income Per Share from Continuing Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Denominator:
Basic (in shares)	210,845,952	209,562,578
Basic EPS	$ (0.97)	$ 0.01
Class A ordinary shares
Numerator:
Net income (loss) from continuing operations	$ (134,108,988)	$ 820,232
Denominator:
Basic (in shares)	137,870,000	136,580,000
Basic EPS	$ (0.97)	$ 0.01
Class B ordinary shares
Numerator:
Net income (loss) from continuing operations	$ (70,989,149)	$ 438,282
Denominator:
Basic (in shares)	72,980,000	72,980,000
Basic EPS	$ (0.97)	$ 0.01